Accruals and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
Summary of Accruals and Other Liabilities

	As of March 31,
	2023	2024
	RMB	RMB
Accrued liabilities and other current liabilities
Receipts under custody (1)	159,691	164,136
Deposits from merchants (2)	104,945	98,396
Payables for purchases of office building	10,450	14,337
Accrued expenses	13,427	11,130
Other payables	7,204	11,318
	295,717	299,317

(1)
The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.
(2)
The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.